14. INCOME TAXES (Details-Deferred income taxes) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets (liabilities):
Stock based compensation issued and to be issued for services rendered	$ 817,000	$ 1,157,000
Net operating loss carry forwards	449,000	1,108,000
Less: valuation allowance	(1,266,000)	(2,265,000)
Net deferred tax assets	$ 0	$ 0